Commitments and Contingencies (Details Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Facilities rent expense	$ 271	$ 289